CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, issued	171,194,430	171,194,430
Treasury shares, held in trust	314,100	314,100